Deconsolidation (Details Narrative)			1 Months Ended
	Apr. 06, 2023 USD ($)	Apr. 06, 2023 CNY (¥)	May 20, 2024 USD ($)	May 20, 2024 CNY (¥)
Feda Electronics And Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Gain from disposal	$ 2,526,259	¥ 17,801,786
Shenzhen Yiyou Online Technology Co Ltd YY Online [Member]
Restructuring Cost and Reserve [Line Items]
Gain from disposal			$ 198,713	¥ 1,416,187